Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8 – COMMITMENTS AND CONTINGENT LIABILITIES

From time to time, the Company may be involved in claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company is not currently involved in any legal proceedings that could reasonably be expected to have a material adverse effect on its business, prospects, financial condition or results of operations.

Ophectra

a.	In November 2020, the Israeli Securities Authority, or ISA, initiated an administrative proceeding claiming negligent misstatement regarding certain immediate and periodic reports published by the Company’s predecessor, Ophectra, regarding two alleged matters during the years 2017 and 2018. The ISA views the Company as a party to this proceeding, notwithstanding the infractions being alleged against Ophectra, from a period prior to its merger with MeaTech. This proceeding is of an administrative nature and carries a potential penalty in the form of a monetary fine. In April 2021, following negotiations with the ISA, the Company agreed to settle the matter for USD 192 thousand (NIS 700 thousand), for which the Company recorded a loss contingency. The settlement is subject to approval of the ISA’s Enforcement Committee. As all the other parties to the proceeding with regard to one of the two matters before the tribunal were found not liable, and as the Chairman of the administrative tribunal hearing the case wrote that the interests of justice dictate that the Company should likewise not be found liable, the Company has initiated procedures to formalize this determination with respect to the Company, notwithstanding the settlement. However due to lack of certainty with the regard to the outcome of this proceeding, and due to a second matter before the tribunal for which not all parties have been found not liable, the Company has retained the aforementioned provision.

b.	In February 2021, a civil claim was lodged against the fund that was set up at the time of the merger with MeaTech to settle claims relating to Ophectra's activities prior to the merger, in an amount of approximately USD 700 thousand (NIS 2,695 thousand). In March 2025, the settlement fund and other parties settled the matter out of court, which adopted the parties’ settlement, and, pursuant to a joint motion submitted to it, dismissed the claim against the Company’s settlement fund.